Shareholders’ Equity (Details) - USD ($)		Oct. 29, 2026	Sep. 02, 2026	Aug. 28, 2026	Jul. 01, 2026	Jan. 28, 2026	Sep. 08, 2026	Jun. 30, 2026		Dec. 31, 2025		Aug. 07, 2025	Jun. 23, 2025	Jun. 06, 2025	Jul. 13, 2023
Shareholders’ Equity [Line Items]
Shares authorized						20,000,000
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Common Stock, Value, Subscriptions					$ 1,371,720
Common Stock, Shares Subscribed but Unissued					1,465,043
Subsequent Event [Member] | Mr. Shek [Member]
Shareholders’ Equity [Line Items]
Total voting power					98.42
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.125		$ 0.125
Ordinary shares, shares issued	[1]							58,106		58,106
Ordinary shares, shares outstanding	[1]							58,106		58,106
Authorized shares								18,000,000	[1]	18,000,000	[1]	900,000,000
Class A Ordinary Shares [Member] | Third Parties [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued													2,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Shek [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding					296,000
Offering price per share (in Dollars per share)					$ 0.9363
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	[1]							$ 0.0025		$ 0.0025
Ordinary shares, shares issued	[1]							160,000		160,000
Ordinary shares, shares outstanding	[1]							160,000		160,000
Authorized shares								2,000,000	[1]	2,000,000	[1]	100,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)					$ 0.9363
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Mr. Shek [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding					1,625,043
Forecast [Member]
Shareholders’ Equity [Line Items]
Common Stock, Shares Subscribed but Unissued							5
Number of Ordinary Shares			1
Sale of issuance shares (in Shares)				50,000,000
Forecast [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00005
Gross proceeds (in Dollars)				$ 7,500,000
Reverse stock split		1-for-10
Sale of issuance shares (in Shares)				50,000,000
Forecast [Member] | Class A Ordinary Shares [Member] | Related Party [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding		1,058,109
Forecast [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.00025
Forecast [Member] | Class B Ordinary Shares [Member] | Related Party [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding		1,625,043
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)														$ 0.00005	$ 1
Ordinary shares, shares issued														5,000,000
Shares registered in equity incentive plan														7,000,000
Reverse stock split						1-for-50
Authorized shares															50,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares						18,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0025
Authorized shares						2,000,000
Ordinary Shares [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)				$ 0.15
Ordinary Shares [Member] | Forecast [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding				52,905,300
Reverse stock split		1-for-10
Ordinary Shares [Member] | Forecast [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares outstanding				1,625,043

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.